Stock Options (Details Narrative) (10Q) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation	$ 342,540	$ 39,905	$ 762,374	$ 286,248
Unamortized cost of outstanding stock-based awards	$ 740,000
Weighted average remaining vesting period	2 years		1 year 3 months
Number of stock options outstanding, shares	2,820,489		2,820,489	907,500	632,500
Options outstanding, intrinsic value	$ 3,050,000		$ 2,560,000